UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                 FRANKLIN FLOATING RATE MASTER TRUST
                 -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000
                                                    ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL HIGHLIGHTS

                                                                                 YEAR ENDED JULY 31,
                                                      ---------------------------------------------------------------------
                                                          2006            2005          2004          2003          2002
                                                      ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                    $      9.85     $      9.84     $    9.69     $    9.58     $    9.88
                                                      ---------------------------------------------------------------------

Income from investment operations a:
   Net investment income                                     0.56           0.398         0.334         0.464         0.545
   Net realized and unrealized gains (losses)              (0.076)          0.013         0.151         0.111        (0.300)
                                                      ---------------------------------------------------------------------
Total from investment operations                             0.48           0.411         0.485         0.575         0.245
                                                      ---------------------------------------------------------------------

Less distributions from net investment income              (0.569)         (0.401)       (0.335)       (0.465)       (0.545)
                                                      ---------------------------------------------------------------------

Net asset value, end of year                          $      9.77     $      9.85     $    9.84     $    9.69     $    9.58
                                                      =====================================================================

Total return                                                 5.09%           4.23%         5.08%         6.19%         2.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                       $ 1,140,854     $ 1,121,133     $ 757,987     $ 218,647     $ 265,940
Ratios to average net assets:
   Expenses                                                  0.95%           0.95%         0.98%         1.02%         0.98%
   Expenses net of waiver and payments by affiliate          0.60%           0.60%         0.60%         0.60%         0.60%
   Net investment income                                     5.76%           4.08%         3.34%         4.86%         5.55%
Portfolio turnover rate                                     78.29%          72.38%        54.41%        75.69%        77.29%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.


   The accompanying notes are an integral part of these financial statements.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2006

                                                                                COUNTRY     PRINCIPAL d      VALUE       % OF NET
                                                                                              AMOUNT                      ASSETS
---------------------------------------------------------------------------------------------------------------------------------
a,b SENIOR FLOATING RATE INTERESTS
    ADVERTISING/MARKETING SERVICES
    Adams Outdoor Advertising Inc., Term Loan B,
      6.96 - 7.27%, 10/15/12                                                 United States  $ 1,774,038  $    1,778,330      0.16
                                                                                                         ------------------------


    AEROSPACE & DEFENSE
    CACI International Inc., Term Loan B, 6.79 - 6.85%, 5/03/11              United States    4,438,245       4,441,263      0.39
    DRS Technologies Inc., Term Loan, 6.68 - 7.00%, 1/31/13                  United States    2,620,501       2,624,563      0.23
    Dyncorp International, Term Loan B, 7.813 - 8.313%, 2/11/11              United States    2,962,500       2,983,504      0.26
    GenCorp Inc.,
       L/C, 8.65%, 12/06/10                                                  United States    1,553,398       1,556,567      0.13
       Term Loan B, 8.68%, 12/06/10                                          United States    1,446,602       1,449,553      0.13
    ILC Industries Inc., Term Loan B, 7.99 - 7.999%, 2/24/12                 United States      885,923         888,209      0.08
    K&F Acquisition Inc., Term Loan C, 7.40%, 11/18/12                       United States    1,442,149       1,447,543      0.13
    MRO Acquisition Corp. (Piedmont), First Lien Term Loan,
       7.48%, 8/27/10                                                        United States    2,354,140       2,370,125      0.21
    Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B,
      7.748%, 12/31/11                                                       United States    1,435,503       1,447,332      0.13
    SI International Inc., Term Loan, 6.97%, 2/09/11                         United States    1,279,948       1,280,408      0.11
    TransDigm Inc., Term Loan B, 7.449%, 6/23/13                             United States    4,400,000       4,401,936      0.38
    Vought Aircraft Industries Inc., Term Loan B, 8.00%, 12/22/11            United States    5,299,118       5,337,589      0.47
                                                                                                         ------------------------
                                                                                                             30,228,592      2.65
                                                                                                         ------------------------

    AIRLINES
    United Air Lines Inc.,
        Delay Draw, 9.188%, 2/01/12                                           United States      225,000        228,866      0.02
        Term Loan B, 8.625%, 2/01/12                                          United States    1,575,000      1,602,058      0.14
                                                                                                         ------------------------
                                                                                                              1,830,924      0.16
                                                                                                         ------------------------

    ALUMINUM
    Novelis Corp., U.S. Term Loan, 7.38%, 1/09/12                            United States    3,352,079       3,356,236      0.29
    Novelis Inc., Canadian Term Loan, 7.38%, 1/09/12                            Canada        1,929,985       1,932,378      0.17
                                                                                                         ------------------------
                                                                                                              5,288,614      0.46
                                                                                                         ------------------------

    APPAREL/FOOTWEAR
    St. John Knits International Inc., Term Loan B, 7.75%, 3/23/12           United States      869,350         873,540      0.08
    Warnaco Inc., Term Loan, 6.41 - 8.75%, 1/31/13                           United States    2,693,250       2,682,181      0.23
    The William Carter Co., Term Loan B, 6.758 - 6.985%, 7/14/12             United States    5,147,965       5,147,604      0.45
                                                                                                         ------------------------
                                                                                                              8,703,325      0.76
                                                                                                         ------------------------

    APPAREL/FOOTWEAR RETAIL
  c Easton Bell Sports Inc., Term Loan B, 6.81 - 6.94%, 3/16/12              United States    1,680,158       1,682,258      0.15
                                                                                                         ------------------------

    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
    Accuride Corp., Term Loan B, 7.313%, 1/31/12                             United States    2,237,818       2,243,972      0.20
    Cooper Standard Automotive Inc.,
        Term Loan B, 8.00%, 12/23/11                                            Canada        3,235,330       3,227,888      0.28
        Term Loan C, 8.00%, 12/23/11                                         United States    5,167,952       5,153,792      0.45
    Dayco Products LLC (Mark IV), Term Loan B, 7.88 - 8.10%, 6/21/11         United States    3,854,760       3,863,511      0.34
    Key Plastics LLC and Key Safety Inc., First Lien Term Loan,
      8.23 - 8.59%, 6/25/10                                                  United States    1,336,886       1,329,319      0.12


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Lear Corp., Term Loan B, 7.93 - 7.999%, 4/25/12                          United States    1,700,000       1,688,372      0.15
    Tenneco Automotive Inc.,
       L/C Term Loan, 7.346%, 12/12/10                                       United States    1,068,966       1,073,755      0.09
       Term Loan B, 7.19%, 12/12/10                                          United States    2,433,436       2,444,338      0.21
    TRW Automotive Inc.,
       Term Loan B, 7.188%, 6/30/12                                          United States    3,201,250       3,185,692      0.28
       Term Loan B2, 6.813%, 6/30/12                                         United States      995,000         990,164      0.09
       Term Loan E, 6.75%, 10/31/10                                          United States    3,435,107       3,429,954      0.30
                                                                                                         ------------------------
                                                                                                             28,630,757      2.51
                                                                                                         ------------------------

    AUTOMOTIVE AFTERMARKET
    Affinia Group Inc., Term Loan B, 8.50%, 11/30/11                         United States    5,003,323       4,959,795      0.44
    United Components Inc., Term Loan D, 7.41%, 6/30/12                      United States    3,593,666       3,588,239      0.31
                                                                                                         ------------------------
                                                                                                              8,548,034      0.75
                                                                                                         ------------------------

    BEVERAGES: ALCOHOLIC
    Constellation Brands Inc., Term Loan B, 6.75 - 7.00%, 6/05/13            United States    7,933,333       7,962,608      0.70
    Southern Wine & Spirits of America Inc., Term Loan B,
      6.999%, 5/31/12                                                        United States    2,196,532       2,201,430      0.19
                                                                                                         ------------------------
                                                                                                             10,164,038      0.89
                                                                                                         ------------------------

    BROADCASTING
    Alliance Atlantis Communications Inc., Term Loan C, 6.999%, 12/17/11     United States    2,962,500       2,949,080      0.26
    Cumulus Media Inc., Term Loan B, 7.329 - 7.626%, 6/07/13                 United States    3,400,000       3,412,172      0.30
    Emmis Operating Co., Term Loan B, 7.09 - 7.14%, 11/10/11                 United States    1,448,409       1,450,697      0.13
    Entravision Communications Corp., Term Loan B, 7.01%, 3/29/12            United States    8,535,500       8,490,347      0.74
  c Gray Television Inc.,
        Incremental Facility Loan, 7.00%, 5/22/13                            United States    1,866,872       1,856,642      0.16
        Term Loan B, 7.01%, 11/22/12                                         United States    1,019,594       1,014,313      0.09
    LBI Media Inc., Term Loan B, 6.763%, 3/31/12                             United States      997,500         985,869      0.09
    Mission Broadcasting Inc., Term Loan B, 7.249%, 10/01/12                 United States    3,814,359       3,804,442      0.33
    NEP Supershooters LP, First Lien Term Loan, 9.13 - 9.50%, 2/03/11        United States      967,670         979,969      0.09
    Nexstar Broadcasting Inc., Term Loan B, 7.25%, 10/01/12                  United States    3,704,800       3,695,167      0.32
    NextMedia Inc.,
        Delay Draw, 7.334%, 11/15/12                                         United States      549,692         548,747      0.05
        Term Loan B, 7.37%, 11/15/12                                         United States    1,236,808       1,239,665      0.11
    Spanish Broadcasting System Inc., Term Loan B, 6.73%, 6/11/12            United States    1,975,000       1,970,102      0.17
                                                                                                         ------------------------
                                                                                                             32,397,212      2.84
                                                                                                         ------------------------

    BUILDING PRODUCTS
    Building Materials Holding Corp., Term Loan B, 7.25%, 8/21/10            United States      970,000         971,911      0.09
    Euramax International Inc., Domestic Term Loan, 8.063%, 6/29/12          United States    4,813,702       4,840,178      0.42
    Goodman Global Holdings Inc., Term Loan C, 6.938%, 12/15/11              United States    2,815,508       2,828,909      0.25
    Headwaters Inc., Term Loan B, 7.38 - 7.50%, 4/30/11                      United States    3,033,951       3,035,650      0.27
    NCI Building Systems Inc., Term Loan B, 6.71%, 6/18/10                   United States    4,627,949       4,642,943      0.41
    Nortek Inc., Term Loan, 7.40 - 9.25%, 8/27/11                            United States   10,879,687      10,888,065      0.95
                                                                                                         ------------------------
                                                                                                             27,207,656      2.39
                                                                                                         ------------------------

    CABLE/SATELLITE TELEVISION
e,f Century Cable (Adelphia),
        Discretionary Term Loan, 10.25%, 12/31/09                            United States    4,500,000       4,336,875      0.38
        Term Loan B, 10.25%, 6/30/09                                         United States    3,000,000       2,887,500      0.25


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Cequel Communications LLC (Cebridge III), Term Loan B,
      7.739%, 11/05/13                                                       United States    5,400,000       5,369,490      0.47
    Charter Communications Operating LLC, Term Loan B, 8.125%, 4/28/13       United States   11,008,399      11,020,728      0.97
    CSC Holdings Inc. (Cablevision), Incremental Term Loan,
      6.88 - 7.258%, 3/29/13                                                 United States   14,164,500      14,081,213      1.24
    DIRECTV Holdings LLC, Term Loan B, 6.90%, 4/13/13                        United States    5,619,144       5,588,688      0.49
    Insight Midwest Holdings LLC,
        Term Loan A, 6.688%, 6/30/09                                         United States    3,564,378       3,562,311      0.31
        Term Loan C, 7.438%, 12/31/09                                        United States    1,950,000       1,955,616      0.17
    Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.758%, 6/30/13       United States    7,418,625       7,421,815      0.65
    MCC Iowa,
        Term Loan D-1, 6.90 - 7.37%, 1/31/15                                 United States    3,882,513       3,880,222      0.34
        Term Loan D-2 (Delayed Draw), 7.38%, 1/31/15                         United States    1,200,000       1,199,292      0.11
    Mediacom Broadband (MCC Iowa), Term Loan A, 6.50 - 6.62%, 3/31/10        United States    2,452,500       2,425,719      0.21
    Mediacom LLC, Term Loan C, 6.90 - 7.37%, 1/31/15                         United States    2,287,500       2,286,150      0.20
  c NTL Dover LLC, Tranche B4, 9.25%, 12/31/12                               United States    5,245,902       5,266,780      0.46
e,f Olympus Cable Holdings LLC (Adelphia), Term Loan B, 10.25%, 9/30/10      United States    2,000,000       1,927,500      0.17
    PanAmSat Opco, Term Loan B2, 8.008%, 12/03/13                            United States    6,417,447       6,441,705      0.57
    Persona Communications Inc., Term Loan, 8.499%, 7/30/11                     Canada        3,430,000       3,455,691      0.30
    UPC Financing Partnership,
        Term Loan J2, 7.64%, 3/31/13                                          Netherlands     4,356,000       4,343,367      0.38
        Term Loan K2, 7.64%, 12/31/13                                         Netherlands     4,356,000       4,343,368      0.38
    WideOpenWest Finance LLC, Term Loan B, 7.421 - 7.758%, 4/29/13           United States      800,000         800,712      0.07
                                                                                                         ------------------------
                                                                                                             92,594,742      8.12
                                                                                                         ------------------------

    CASINOS/GAMING
    Boyd Gaming Corp., Term Loan B, 6.61 - 6.999%, 6/30/11                   United States      465,190         465,353      0.04
    CCM Merger Inc. (MotorCity Casino), Term Loan B,
      7.214 - 7.49%, 7/13/12                                                 United States    2,859,808       2,851,657      0.25
    Global Cash Access LLC, Term Loan B, 7.15%, 3/10/10                      United States    1,593,147       1,605,765      0.14
    Greektown Casinos LLC, Term Loan B, 8.00%, 12/03/12                      United States    2,677,386       2,696,824      0.24
    Isle of Capri Black Hawk LLC, Term Loan, 7.13 - 7.51%, 10/24/11          United States    3,068,799       3,078,865      0.27
    Penn National Gaming Inc., Term Loan B, 6.91 - 7.25%, 10/03/12           United States    5,151,050       5,163,155      0.45
    Venetian Casino Resorts,
        Delay Draw, 7.25%, 6/15/11                                           United States    1,316,239       1,319,503      0.12
        Term Loan B, 7.25%, 6/15/11                                          United States    6,383,761       6,399,592      0.56
    VML US Finance LLC (Venetian Macau), Term Loan B, 8.20%, 5/26/13         United States    3,533,333       3,545,382      0.31
                                                                                                         ------------------------
                                                                                                             27,126,096      2.38
                                                                                                         ------------------------

    CATALOG/SPECIALTY DISTRIBUTION
    Affinity Group Inc., Term Loan, 7.90%, 6/17/09                           United States      779,821         785,530      0.07
                                                                                                         ------------------------

    CHEMICALS: MAJOR DIVERSIFIED
    Basell BV,
        Term Loan B4, 7.727%, 8/01/13                                         Netherlands       100,000         100,745      0.01
        Term Loan C4, 8.227%, 8/01/14                                         Netherlands       100,000         100,805      0.01
    Basell USA Inc.,
        Term Loan B2, 7.727%, 8/01/13                                        United States      500,000         504,275      0.05
        Term Loan C2, 8.227%, 8/01/14                                        United States      500,000         504,025      0.04
    BCP Crystal U.S. Holdings Corp. (Celanese),
      Term Loan B, 7.499%, 4/06/11                                           United States    5,226,992       5,244,711      0.46
    Huntsman International LLC, Term Loan B, 7.15%, 8/16/12                  United States   10,681,593      10,645,275      0.93
    Ineos U.S. Finance LLC,
        Term Loan B2, 7.339%, 12/16/13                                       United States    1,700,000       1,717,374      0.15
        Term Loan C2, 7.839%, 12/23/14                                       United States    1,700,000       1,717,612      0.15


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Invista Canada Co., Term Loan B2, 7.00%, 4/29/11                            Canada        1,002,117       1,005,976      0.09
    Invista SARL, Term Loan B1, 7.00%, 4/29/11                                Luxembourg      1,971,383       1,978,973      0.17
                                                                                                         ------------------------
                                                                                                             23,519,771      2.06
                                                                                                         ------------------------

    CHEMICALS: SPECIALTY
    Brenntag Holding GM,
        Acquisition Facility, 8.08%, 12/23/13                                   Germany         451,636         453,610      0.04
        Term Loan B2, 8.08%, 12/23/13                                        United States    1,848,364       1,857,402      0.16
    Compass Minerals Group Inc., Term Loan, 6.95 - 7.00%, 12/22/12           United States    3,095,636       3,109,567      0.27
    Hexion Specialty Chemicals BV, Term Loan C-2, 7.50%, 5/05/13              Netherlands     2,672,774       2,665,397      0.23
    Hexion Specialty Chemicals Inc., Term Loan C-1,
      7.563%, 5/05/13                                                        United States   12,303,977      12,270,018      1.08
    ISP Chemco Inc., Term Loan, 6.938 - 7.375%, 2/16/13                      United States    2,094,750       2,101,202      0.19
    Nalco Co., Term Loan B, 7.10 - 7.30%, 11/04/10                           United States    6,763,342       6,761,990      0.59
    Polymer Group Inc., Term Loan, 7.74%, 11/22/12                           United States    1,009,925       1,016,792      0.09
    Rockwood Specialties Group Inc., Term Loan E, 7.485%, 7/30/12            United States    3,235,601       3,252,717      0.29
    Vertellus Specialties Inc., First Lien Term Loan,
      8.62%, 7/10/13                                                         United States    2,200,000       2,198,658      0.19
                                                                                                         ------------------------
                                                                                                             35,687,353      3.13
                                                                                                         ------------------------

    COAL
    Alpha Natural Resources LLC, Term Loan B, 7.249%, 10/26/12               United States    2,288,500       2,288,134      0.20
    Walter Industries Inc., Term Loan B, 6.87 - 7.249%, 10/03/12             United States      980,526         980,899      0.09
                                                                                                         ------------------------
                                                                                                              3,269,033      0.29
                                                                                                         ------------------------

    COMMERCIAL PRINTING/FORMS
    Cenveo Corp., Term Loan B, 7.424%, 6/21/13                               United States    1,600,000       1,598,944      0.14
                                                                                                         ------------------------

    CONSTRUCTION MATERIALS
    Gibraltar Industries Inc., Term Loan B, 7.188 - 7.25%, 12/08/10          United States    1,086,957       1,093,413      0.10
    St. Marys Cement Inc., Term Loan B, 7.499%, 12/04/09                        Canada        3,407,451       3,443,059      0.30
                                                                                                         ------------------------
                                                                                                              4,536,472      0.40
                                                                                                         ------------------------

    CONSUMER SUNDRIES
    Central Garden & Pet Co., Term Loan B, 6.84 - 6.90%, 9/30/12             United States    3,228,949       3,235,051      0.28
    Nutro Products Inc., Term Loan B, 7.265%, 4/26/13                        United States    2,793,000       2,810,233      0.25
                                                                                                         ------------------------
                                                                                                              6,045,284      0.53
                                                                                                         ------------------------

    CONTAINERS/PACKAGING
    Atlantis Plastics Inc., First Lien Term Loan, 8.09%, 9/22/11             United States      987,500         994,333      0.09
    Berry Plastics Corp., Term Loan, 7.15%, 12/02/11                         United States    1,929,686       1,931,982      0.17
  c Bluegrass Container Co. LLC,
        Delay Draw First Lien Term Loan, 9.50%, 6/30/13                      United States    1,013,333       1,015,917      0.09
        First Lien Term Loan, 9.50%, 6/30/13                                 United States    3,386,667       3,395,303      0.30
    BWAY Corp., Term Loan B, 9.00%, 7/17/13                                  United States    1,400,000       1,402,968      0.12
    Graham Packaging Co.,
        First Lien Term Loan, 7.563 - 7.875%, 10/07/11                       United States    7,880,130       7,912,124      0.69
        Incremental Term Loan B, 7.813%, 10/07/11                            United States      897,722         901,770      0.08
    Graphic Packaging International Corp., Term Loan C,
      7.62 - 8.14%, 8/08/10                                                  United States    1,475,827       1,487,367      0.13
    Intertape Polymer Group Inc., Term Loan B,
      7.55 - 7.76% 7/28/11                                                   United States    4,716,000       4,754,907      0.42
    Smurfit-Stone Container Canada Inc.,
        Term Loan C, 7.50 - 7.625%, 11/01/11                                    Canada          634,574         637,195      0.05
        Term Loan C-1, 7.625%, 11/01/11                                         Canada          212,408         213,368      0.02


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Smurfit-Stone Container Enterprises,
       L/C Term Loan, 5.37%, 11/01/10                                        United States      261,990         262,889      0.02
       Term Loan B, 7.50 - 7.688%, 11/01/11                                  United States    1,356,470       1,362,072      0.12
                                                                                                         ------------------------
                                                                                                             26,272,195      2.30
                                                                                                         ------------------------

    DATA PROCESSING SERVICES
    InfoUSA Inc., Term Loan B, 7.25%, 2/14/12                                United States    2,945,354       2,951,981      0.26
                                                                                                         ------------------------

    DEPARTMENT STORES
    Neiman Marcus Group Inc., Term Loan, 7.77%, 4/06/13                      United States    3,132,911       3,151,772      0.28
    Sears Canada Inc., Non-Revolving Term Facility,
      7.249%, 12/22/12                                                          Canada        2,394,000       2,408,292      0.21
                                                                                                         ------------------------
                                                                                                              5,560,064      0.49
                                                                                                         ------------------------

    DIVERSIFIED TELECOMMUNICATION SERVICES
    Alaska Communications Systems Holdings Inc.,
        2006-1 Incremental Facility Loan, 7.249%, 2/01/12                    United States      300,000         299,328      0.02
        Incremental Term Loan, 7.249%, 2/01/12                               United States      728,567         727,918      0.06
        Term Loan, 7.249%, 2/01/12                                           United States    2,357,133       2,355,035      0.21
    Cincinnati Bell Inc., Term Loan, 6.66 - 6.93%, 8/31/12                   United States    2,084,250       2,082,041      0.18
    Consolidated Communications Inc., Term Loan D,
      7.40 - 7.45%, 10/14/11                                                 United States    1,000,000       1,002,760      0.09
    Hawaiian Telecom Communications Inc.,
      g Term Loan A, 7.75%, 4/30/12                                          United States    1,450,000       1,446,418      0.13
        Term Loan B, 7.75%, 10/31/12                                         United States    1,521,611       1,519,846      0.13
    Wind Telecomunicazioni SpA,
        Term Loan B, 8.282%, 9/30/13                                             Italy        3,150,000       3,165,404      0.28
        Term Loan C, 7.782%, 9/30/14                                             Italy        3,150,000       3,173,908      0.28
                                                                                                         ------------------------
                                                                                                             15,772,658      1.38
                                                                                                         ------------------------

    DRUG STORE CHAINS
    The Jean Coutu Group (PJC) Inc., Term Loan B,
      7.938 - 8.00%, 7/30/11                                                    Canada        1,115,979       1,118,289      0.10
                                                                                                         ------------------------

    ELECTRIC UTILITIES
    Astoria Generating Co. Acquisitions LLC,
        L/C Term Loan, 7.45%, 2/23/11                                        United States      284,264         284,025      0.02
        Term Loan B, 7.45%, 2/23/13                                          United States    1,205,352       1,204,026      0.11
    LSP General Finance Co. LLC, Term Loan, 7.249%, 5/04/13                  United States    2,207,071       2,195,174      0.19
    Midwest Generation LLC, Term Loan, 6.86 - 7.31%, 4/27/11                 United States    1,464,287       1,469,573      0.13
    NRG Energy Inc.,
        Credit Link, 7.499%, 2/01/13                                         United States    3,453,333       3,463,970      0.30
        Term Loan B, 7.231%, 2/01/13                                         United States   13,113,800      13,154,059      1.15
    Pike Electric Inc.,
        Term Loan B, 6.688%, 7/02/12                                         United States      518,301         519,690      0.05
        Term Loan C, 6.875%, 12/10/12                                        United States      295,033         295,723      0.03
    Plum Point Energy Associates LLC,
        First Lien Term Loan, 8.749%, 3/14/14                                United States    1,073,515       1,077,476      0.09
        L/C Term Loan, 8.624%, 3/14/14                                       United States      291,429         292,504      0.03
                                                                                                         ------------------------
                                                                                                             23,956,220      2.10
                                                                                                         ------------------------

    ELECTRICAL PRODUCTS
    EnerSys Capital Inc., Term Loan D, 7.03 - 7.594%, 3/17/11                United States    2,677,745       2,688,858      0.24
                                                                                                         ------------------------

                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    ELECTRONICS/APPLIANCES
    DEI Sales Inc., Term Loan, 7.43 - 7.77%, 6/17/10                         United States      938,906         937,234      0.08
    Eastman Kodak Co.,
        Term Loan B1, 7.439 - 7.75%, 10/18/12                                United States    5,990,550       5,995,702      0.53
        Term Loan B2 (Delayed Draw), 7.52 - 7.757%, 10/18/12                 United States    3,352,941       3,355,624      0.29
    Jarden Corp.,
        Term Loan B1, 7.499%, 1/24/12                                        United States      766,095         767,122      0.07
        Term Loan B2, 7.249%, 1/24/12                                        United States    5,403,110       5,397,760      0.47
    Oreck Corp., Term Loan B, 8.25%, 2/02/12                                 United States    1,793,722       1,797,651      0.16
                                                                                                         ------------------------
                                                                                                             18,251,093      1.60
                                                                                                         ------------------------

    ENVIRONMENTAL SERVICES
    Allied Waste North America Inc.,
        Credit Link, 5.334%, 1/15/12                                         United States    3,140,172       3,128,930      0.27
      g Revolver, 8.12 - 8.15%, 1/15/10                                      United States       64,762          63,865      0.01
        Term Loan B, 6.72 - 7.27%, 1/15/12                                   United States    8,088,103       8,059,147      0.71
  c Casella Waste Systems Inc., Term Loan B, 9.00%, 4/28/10                  United States    1,100,000       1,103,036      0.10
    EnviroSolutions Inc., Term Loan B, 8.81 - 9.00%, 7/07/12                 United States    2,830,882       2,857,775      0.25
    IESI Corp., Term Loan B, 6.939 - 7.248%, 1/21/12                         United States      900,000         899,595      0.08
  c Safety-Kleen Systems Inc.,
        Synthetic L/C, 9.75%, 8/01/13                                        United States      330,508         331,219      0.03
        Term Loan B, 9.75%, 8/01/13                                          United States    1,169,492       1,172,006      0.10
    Synagro Technologies Inc.,
        Delay Draw, 7.77%, 4/29/12                                           United States      185,714         186,364      0.01
        Term Loan B, 7.761%, 4/29/12                                         United States    1,114,286       1,118,186      0.10
                                                                                                         ------------------------
                                                                                                             18,920,123      1.66
                                                                                                         ------------------------

    FINANCE/RENTAL/LEASING
    Avis Budget Car Rental, Term Loan, 6.75%, 4/19/12                        United States    4,990,714       4,948,193      0.43
    Baker Tanks Inc., Term Loan, 7.90 - 7.999%, 11/23/12                     United States      664,621         668,768      0.06
    Hertz Corp.,
        Credit Link, 5.424%, 12/21/12                                        United States      544,444         547,118      0.05
        Term Loan B, 7.41 - 7.69%, 12/21/12                                  United States    4,336,529       4,357,821      0.38
    J.G. Wentworth LLC, Term Loan, 9.008%, 4/12/11                           United States      340,000         341,979      0.03
    Vanguard Car Rental USA Holdings Inc., Term Loan, 8.319%, 6/14/13        United States    3,300,000       3,308,481      0.29
                                                                                                         ------------------------
                                                                                                             14,172,360      1.24
                                                                                                         ------------------------

    FINANCIAL CONGLOMERATES
    Fidelity National Information Services Inc., Term Loan B,
      7.099%, 3/09/13                                                        United States   11,413,259      11,406,412      1.00
    Nasdaq Stock Market Inc.,
        Term Loan B, 6.971 - 7.249%, 4/18/12                                 United States    4,235,224       4,228,744      0.37
        Term Loan C (Delayed Draw), 6.831 - 7.249%, 4/18/12                  United States    2,448,026       2,444,280      0.21
                                                                                                         ------------------------
                                                                                                             18,079,436      1.58
                                                                                                         ------------------------

    FOOD DISTRIBUTORS
    OSI Group LLC,
        Dutch Term Loan, 7.249%, 9/02/11                                      Netherlands       545,833         546,696      0.05
        German Term Loan, 7.249%, 9/02/11                                       Germany         436,667         437,357      0.04
        U.S. Term Loan, 7.249%, 9/02/11                                      United States      982,500         984,052      0.08
                                                                                                         ------------------------
                                                                                                              1,968,105      0.17
                                                                                                         ------------------------


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    FOOD RETAIL
    Supervalu Inc., Term Loan B, 7.063%, 6/02/12                             United States    1,197,000       1,193,014      0.10
                                                                                                         ------------------------

    FOOD: MAJOR DIVERSIFIED
    Birds Eye Foods Inc. (Agrilink Foods), Term Loan B,
      8.15 - 8.18%, 6/30/08                                                  United States      914,015         920,888      0.08
    Chiquita Brands LLC, Term Loan C, 7.65%, 6/28/12                         United States    2,277,000       2,277,888      0.20
    Del Monte Foods Co., Term Loan B, 7.00 - 7.072%, 2/08/12                 United States    2,957,393       2,964,106      0.26
    Dole Food Co. Inc., Term Loan B, 7.00 - 8.75%, 4/12/13                   United States    1,357,887       1,332,332      0.12
    Pinnacle Foods Holding Corp., Term Loan B, 7.45 - 7.48%, 11/25/10        United States    5,318,905       5,322,096      0.47
    Solvest Ltd. (Dole),
        L/C, 5.37%, 4/12/13                                                     Bermuda         610,115         598,633      0.05
        Term Loan C, 7.00 - 9.00%, 4/12/13                                      Bermuda       4,575,863       4,489,746      0.39
                                                                                                         ------------------------
                                                                                                             17,905,689      1.57
                                                                                                         ------------------------

    FOOD: MEAT/FISH/DAIRY
    Bumble Bee Foods LLC, Term Loan B, 6.899 - 7.25%, 5/02/12                United States      800,000         800,272      0.07
    Michael Foods Inc., Term Loan B1, 7.032 - 7.553%, 11/21/10               United States      912,752         912,961      0.08
                                                                                                         ------------------------
                                                                                                              1,713,233      0.15
                                                                                                         ------------------------

    FOOD: SPECIALTY/CANDY
    CBRL Group (Cracker Barrel), Term Loan B1, 6.63%, 4/27/13                United States    3,064,282       3,042,740      0.27
  c Herbalife International Inc., Term Loan B, 8.75%, 12/30/10               United States    2,100,000       2,103,024      0.18
    Otis Spunkmeyer Inc., Term Loan B, 8.09 - 8.15%, 6/30/11                 United States    2,937,255       2,955,114      0.26
                                                                                                         ------------------------
                                                                                                              8,100,878      0.71
                                                                                                         ------------------------

    FOREST PRODUCTS
    Roseburg Forest Products (RLC Industries), Term Loan B,
      6.999%, 2/24/10                                                        United States    1,835,357       1,835,798      0.16
                                                                                                         ------------------------

    HOME FURNISHINGS
    Knoll Inc., Term Loan, 7.249%, 10/03/12                                  United States    1,477,255       1,485,041      0.13
    National Bedding Co. LLC, Term Loan, 7.35 - 7.49%, 8/31/11               United States    2,957,070       2,977,947      0.26
  c Sealy Mattress Co., Term Loan D, 6.981 - 8.50%, 4/14/13                  United States    4,106,936       4,120,981      0.36
    Simmons Bedding Co., Term Loan D, 7.125 - 9.50%, 12/19/11                United States    2,838,058       2,845,181      0.25
                                                                                                         ------------------------
                                                                                                             11,429,150      1.00
                                                                                                         ------------------------

    HOME IMPROVEMENT CHAINS
    Harbor Freight Tools USA Inc., Term Loan C, 6.921%, 7/15/10              United States    3,655,742       3,657,058      0.32
                                                                                                         ------------------------

    HOMEBUILDING
    CONTECH Construction Products Inc., Term Loan B, 7.22 - 9.25%, 12/07/10  United States    1,510,079       1,511,664      0.13
    Lanoga Corp. (Pro-Build Holdings), Term Loan B, 7.249%, 6/29/13          United States    2,800,000       2,798,432      0.25
    Propex Fabrics Inc., Term Loan B, 7.76%, 7/31/12                         United States    1,038,204       1,037,176      0.09
    Stile Acquisition Corp. (Masonite), Canadian Term Loan,
      7.49 - 7.499%, 4/05/13                                                    Canada        5,525,294       5,481,699      0.48
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
      7.49 - 7.499%, 4/05/13                                                 United States    5,534,706       5,491,038      0.48
                                                                                                         ------------------------
                                                                                                             16,320,009      1.43
                                                                                                         ------------------------

    HOSPITAL/NURSING MANAGEMENT
    Iasis Healthcare LLC, Term Loan B, 7.73%, 6/22/11                        United States    2,303,000       2,324,211      0.20
    LifePoint Hospitals Inc., Term Loan B, 6.905%, 4/15/12                   United States    9,120,767       9,130,252      0.80
    Vanguard Health Holding Co. II LLC, Term Loan C,
      7.749 - 7.868%, 9/23/11                                                United States    5,422,874       5,451,117      0.48
                                                                                                         ------------------------
                                                                                                             16,905,580      1.48
                                                                                                         ------------------------


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    HOTEL/RESORTS/CRUISELINES
    Flag Luxury Properties (Anguilla) LLC, First Lien Term Loan,
      8.674 - 8.749%, 3/21/11                                                United States      798,000         797,042      0.07
    Hilton Hotels Corp., Term Loan B, 6.669 - 6.775%, 2/22/13                United States    2,112,000       2,104,777      0.19
    Kuilima Resort Co. (Turtle Bay), First Lien Term Loan,
      8.15%, 9/30/10                                                         United States    1,183,358       1,153,620      0.10
                                                                                                         ------------------------
                                                                                                              4,055,439      0.36
                                                                                                         ------------------------

    HOUSEHOLD/PERSONAL CARE
    Acco Brands Corp., Term Loan B, 6.939 - 7.24%, 8/17/12                   United States    2,421,080       2,433,984      0.21
    Prestige Brands Inc., Term Loan B, 7.23%, 4/06/11                        United States    1,894,009       1,900,322      0.17
    Spectrum Brands Inc., Term Loan B, 8.08 - 8.51%, 2/06/12                 United States    4,155,299       4,160,494      0.36
    VJCS Acquisition Inc., Term Loan, 7.69 - 7.81%, 7/19/13                  United States    1,700,000       1,702,397      0.15
                                                                                                         ------------------------
                                                                                                             10,197,197      0.89
                                                                                                         ------------------------

    INDUSTRIAL CONGLOMERATES
    Amsted Industries Inc., Term Loan B, 7.01 - 7.50%, 4/05/13               United States    1,092,977       1,100,256      0.10
    Day International Group Inc., Term Loan B, 8.12%, 12/05/12               United States      708,665         714,158      0.06
    FCI USA,
        Term Loan B1, 8.83%, 11/01/13                                        United States    1,350,000       1,360,476      0.12
        Term Loan C1, 8.225%, 10/31/14                                       United States    1,350,000       1,359,572      0.12
    Sensata Technologies Finance Co. LLC, Term Loan B,
      7.148 - 7.24%, 4/27/13                                                 United States    2,600,000       2,591,472      0.23
  c TriMas Co. LLC,
        Tranche B-1 L/C, 10.00%, 8/01/11                                     United States      683,559         686,067      0.06
        Term Loan B, 10.00%, 7/31/13                                         United States    2,962,087       2,973,106      0.26
                                                                                                         ------------------------
                                                                                                             10,785,107      0.95
                                                                                                         ------------------------

    INDUSTRIAL MACHINERY
    CI Acquisition Inc. (Chart Industries), Term Loan B,
      7.438 - 7.563%, 10/17/12                                               United States    1,744,824       1,748,872      0.15
    Colfax Corp., Term Loan B, 7.50%, 11/30/11                               United States      985,255         992,812      0.09
    Dresser Inc., Unsecured Term Loan, 8.65%, 3/01/10                        United States    1,250,000       1,267,447      0.11
    Flowserve Corp., Term Loan B, 7.00 - 7.125%, 8/10/12                     United States    3,089,708       3,106,176      0.27
    Mueller Group, Term Loan B, 7.36 - 7.868%, 11/01/12                      United States    2,856,469       2,875,550      0.25
    Nacco Materials Handling Group Inc., Delay Draw,
      7.17 - 7.349%, 3/21/13                                                 United States    1,300,000       1,302,496      0.12
  c RBS Global Inc. (Rexnord), Term Loan, 10.00%, 7/19/13                    United States    3,000,000       3,007,890      0.26
  c Sensus Metering Systems Inc.,
        Term Loan B1, 6.94 - 7.583%, 12/17/10                                United States    5,189,199       5,192,364      0.46
        Term Loan B2, 6.94 - 7.583%, 12/17/10                                 Luxembourg        689,280         690,203      0.06
                                                                                                         ------------------------
                                                                                                             20,183,810      1.77
                                                                                                         ------------------------

    INDUSTRIAL SPECIALTIES
    Babcock and Wilcox Co., Synthetic L/C, 5.399%, 2/22/12                   United States      800,000         804,528      0.07
                                                                                                         ------------------------

    INFORMATION TECHNOLOGY SERVICES
    Transfirst Holdings, Term Loan B, 8.50%, 3/31/10                         United States    2,408,059       2,409,889      0.21
                                                                                                         ------------------------

    INSURANCE BROKERS/SERVICES
    Alliant Resources Group Inc., First Lien Term Loan, 8.50%, 11/30/11      United States      895,500         896,109      0.08
    HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan,
      8.19 - 8.248%, 11/11/11                                                United States    1,097,250       1,102,144      0.10
                                                                                                         ------------------------
                                                                                                              1,998,253      0.18
                                                                                                         ------------------------

    INVESTMENT BANKS/BROKERS
    Ameritrade Holding Corp., Term Loan B, 6.85%, 12/31/12                   United States    9,576,000       9,546,123      0.84
    LPL Holdings Inc., Term Loan B, 8.13 - 8.749%, 6/28/13                   United States    1,741,250       1,761,927      0.15
                                                                                                         ------------------------
                                                                                                             11,308,050      0.99
                                                                                                         ------------------------


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    LIFE/HEALTH INSURANCE
    Conseco Inc., Term Loan, 7.119%, 6/22/10                                 United States    1,334,089       1,342,441      0.12
                                                                                                         ------------------------

    MANAGED HEALTH CARE
    Multiplan Inc., Term Loan B, 7.499%, 4/12/13                             United States    1,558,353       1,545,980      0.14
                                                                                                         ------------------------

    MARINE SHIPPING
    Horizon Lines LLC, Term Loan C, 7.75%, 7/07/11                           United States    1,960,000       1,974,092      0.17
    US Shipping Partners LP, Term Loan, 7.499%, 4/30/10                      United States      750,174         750,962      0.07
                                                                                                         ------------------------
                                                                                                              2,725,054      0.24
                                                                                                         ------------------------

    MEDICAL DISTRIBUTORS
    VWR International Inc., Term Loan B, 7.77%, 4/07/11                      United States    1,939,679       1,946,836      0.17
                                                                                                         ------------------------

    MEDICAL SPECIALTIES
    DJ Orthopedics LLC, Term Loan B, 6.938 - 7.063%, 4/07/13                 United States    3,291,750       3,275,686      0.29
                                                                                                         ------------------------

    MEDICAL/NURSING SERVICES
    AMR Holdco/EmCare Holdco, Term Loan B, 7.16 - 7.27%, 2/10/12             United States    2,373,800       2,379,022      0.21
    DaVita Inc., Term Loan B, 7.11 - 7.69%, 10/05/12                         United States   12,647,950      12,678,179      1.11
  c Fresenius Medical Care Holdings Inc., Term Loan B,
      6.782 - 6.874%, 3/31/13                                                United States   13,266,750      13,101,181      1.15
    HealthSouth Corp., Term Loan B, 8.52%, 3/10/13                           United States    5,800,000       5,796,926      0.51
    National Renal Institutes Inc., Term Loan B, 7.416 - 7.531% 3/31/13      United States      650,000         648,557      0.06
    Renal Advantage Inc., Term Loan B, 7.84%, 10/06/12                       United States    1,505,655       1,511,211      0.13
    Team Finance LLC, Term Loan B, 7.694%, 11/23/12                          United States    1,492,500       1,499,619      0.13
    US Oncology Inc., Term Loan B, 7.50 - 7.875%, 8/20/11                    United States    2,100,989       2,108,658      0.18
                                                                                                         ------------------------
                                                                                                             39,723,353      3.48
                                                                                                         ------------------------

    MISCELLANEOUS COMMERCIAL SERVICES
    Affiliated Computer Services Inc.,
      g Additional Term Loan, 7.334%, 3/20/13                                United States    3,700,000       3,705,365      0.33
        Term Loan B, 7.40%, 3/20/13                                          United States    1,293,500       1,295,376      0.11
    Alliance Laundry Systems LLC, Term Loan, 7.60%, 1/27/12                  United States    2,092,929       2,093,787      0.18
    American Reprographics, Term Loan C, 7.144 - 9.00%, 6/18/09              United States    3,217,499       3,223,291      0.28
    Audatex North America Inc., Term Loan B, 7.075%, 4/13/13                 United States    1,150,000       1,154,014      0.10
    Buhrmann U.S. Inc., Term Loan D-1, 6.88 - 7.146%, 12/23/10               United States    3,920,000       3,926,978      0.35
    CCC Information Services Group Inc., Term Loan B, 8.00%, 2/10/13         United States    3,627,181       3,646,072      0.32
    Coinmach Corp., Term Loan B-1, 7.688 - 7.875%, 12/19/12                  United States    1,496,974       1,510,132      0.13
    Duratek Inc. (EnergySolutions), Term Loan B, 7.65 - 7.77%, 6/07/13       United States    1,039,849       1,044,539      0.09
    EnergySolutions LLC,
        Synthetic L/C, 7.62%, 6/07/13                                        United States      108,318         108,806      0.01
        Term Loan B, 7.65 - 7.77%, 6/07/13                                   United States    2,296,333       2,306,689      0.20
    JohnsonDiversey Inc.,
        Delay Draw, 7.86%, 12/16/10                                          United States      178,033         177,686      0.02
        Term Loan B, 7.63%, 12/16/11                                         United States    2,512,138       2,516,132      0.22
    Language Lines Inc., Term Loan B, 9.71 - 9.77%, 6/11/11                  United States    1,495,239       1,507,545      0.13
    Open Solutions Inc., First Lien Term Loan, 7.78%, 9/03/11                United States    2,528,276       2,546,302      0.22
    RGIS Holdings LLC, Term Loan B, 7.999%, 12/31/12                         United States    3,184,259       3,192,219      0.28
    Workflow Management Inc., Term Loan B, 9.485%, 11/30/11                  United States    2,437,500       2,450,711      0.22
    Worldspan LP, Term Loan B, 7.938 - 8.25%, 2/11/10                        United States    2,325,316       2,313,690      0.20
                                                                                                         ------------------------
                                                                                                             38,719,334      3.39
                                                                                                         ------------------------


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    MOVIES/ENTERTAINMENT
    24 Hour Fitness Worldwide Inc., Term Loan B, 7.99 - 8.12%, 5/26/12       United States    1,995,000       1,999,189      0.18
    Carmike Cinemas Inc., Delay Draw, 9.02%, 5/19/12                         United States    1,861,164       1,872,015      0.16
    Century Theaters Inc., Term Loan B, 7.106%, 3/01/13                      United States    1,500,000       1,504,950      0.13
  c Cinemark USA Inc., Term Loan C, 7.19 - 7.26%, 3/31/11                    United States    2,459,478       2,462,085      0.22
    Cinram International Inc., Term Loan B, 7.084%, 5/05/11                     Canada        2,696,572       2,682,307      0.23
    Hallmark Entertainment LLC, Term Loan B, 8.00%, 12/31/11                 United States    1,800,000       1,811,574      0.16
    Metro-Goldwyn-Mayer Inc., Term Loan B, 7.749%, 4/08/12                   United States   11,371,500      11,385,146      1.00
    Minnesota Hockey Ventures Group LP (Holding Co.),
      Term Loan, 9.21%, 12/29/08                                             United States    1,350,000       1,360,125      0.12
    Minnesota Wild Hockey Club LP (Operating Co.), Term Loan,
      8.258%, 12/29/08                                                       United States      944,444         949,167      0.08
    Regal Cinemas Corp., Term Loan B, 6.819 - 7.249%, 11/10/10               United States   12,182,282      12,123,320      1.06
    WMG Acquisition Corp. (Warner Music), Term Loan B,
      7.205 - 7.511%, 3/01/11                                                United States   10,470,058      10,497,385      0.92
                                                                                                         ------------------------
                                                                                                             48,647,263      4.26
                                                                                                         ------------------------

    OIL & GAS PIPELINES
  c El Paso Corp., Deposit Loan, 9.25%, 7/31/11                              United States    1,334,520       1,337,269      0.12
    MGG Holdings (Magellan Midstream), Term Loan B, 7.424%, 12/16/10         United States    2,744,952       2,757,798      0.24
    OPTI Canada, Term Loan B, 7.17 - 7.24%, 5/17/13                             Canada        3,000,000       2,999,730      0.26
                                                                                                         ------------------------
                                                                                                              7,094,797      0.62
                                                                                                         ------------------------

    OIL & GAS PRODUCTION
    Helix Energy Solutions Group Inc., Term Loan B,
      7.346 - 7.64%, 7/01/13                                                 United States    5,100,000       5,104,539      0.45
    MEG Energy Corp., Term Loan B, 7.50%, 4/03/13                            United States    1,296,750       1,299,927      0.11
                                                                                                         ------------------------
                                                                                                              6,404,466      0.56
                                                                                                         ------------------------

    OIL REFINING/MARKETING
  c Alon USA Energy Inc.,
        Edgington Facility, 9.75%, 6/22/13                                   United States      244,444         245,302      0.02
        Paramount Facility, 9.75%, 6/22/13                                   United States    1,955,556       1,962,420      0.17
  c Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12                     United States    4,873,006       4,861,262      0.43
    Lyondell-Citgo Refining LP, Term Loan, 7.499%, 5/21/07                   United States    4,655,000       4,675,715      0.41
    Niska Gas Storage Canada ULC (C/R Gas),
        Asset Sale Term Loan, 7.033%, 5/13/11                                   Canada          581,818         581,498      0.05
        Canadian Term Loan, 7.033%, 5/12/13                                     Canada        3,192,364       3,190,161      0.28
    Niska Gas Storage U.S. LLC (C/R Gas), U.S. Term Loan,
      7.033%, 5/12/13                                                        United States      609,382         607,676      0.05
    Universal Compression Inc., Term Loan B, 7.00%, 2/15/12                  United States    1,975,012       1,990,318      0.18
                                                                                                         ------------------------
                                                                                                             18,114,352      1.59
                                                                                                         ------------------------

    OILFIELD SERVICES/EQUIPMENT
    Petroleum Geo-Services ASA and PGS Finance Inc., Term Loan,
      7.75%, 12/17/12                                                           Norway        1,352,382       1,358,901      0.12
                                                                                                         ------------------------

    OTHER CONSUMER SERVICES
    Affinion Group, Term Loan B, 7.921 - 8.12%, 10/17/12                     United States    7,441,860       7,486,050      0.66
    Education Management LLC, Term Loan B, 8.063%, 6/01/13                   United States    4,100,000       4,109,963      0.36
    Protection One Inc., Term Loan C, 7.70 - 8.00%, 3/31/12                  United States      930,600         932,982      0.08
    VICAR Operating Inc. (Veterinary Centers),
      Term Loan B, 6.875%, 5/16/11                                           United States      954,275         957,892      0.08
                                                                                                         ------------------------
                                                                                                             13,486,887      1.18
                                                                                                         ------------------------

    OTHER CONSUMER SPECIALTIES
    Solo Cup Co., Term Loan B, 7.61 - 7.999%, 2/27/11                        United States    6,829,989       6,842,283      0.60
    Tupperware Corp., Term Loan B, 6.81%, 12/05/12                           United States    7,422,406       7,384,180      0.65
    Visant Holding Corp. (Jostens IH Corp.), Term Loan C,
      7.068%, 10/01/11                                                       United States    3,086,597       3,099,190      0.27


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Waterpik Technologies Inc., First Lien Term Loan,
      7.40%, 6/28/13                                                         United States      800,000         806,944      0.07
                                                                                                         ------------------------
                                                                                                             18,132,597      1.59
                                                                                                         ------------------------

    OTHER TRANSPORTATION
  c Laidlaw International Inc., Term Loan B, 9.00%, 6/28/12                  United States    1,800,000       1,800,000      0.16
  c Laidlaw Transit Inc., Term Loan B, 9.00%, 6/28/12                           Canada          600,000         600,000      0.05
                                                                                                         ------------------------
                                                                                                              2,400,000      0.21
                                                                                                         ------------------------

    PACKAGED SOFTWARE
  c Infor Global Solutions,
        Delayed Draw First Lien Term Loan, 11.00%, 7/28/12                   United States      902,256         906,370      0.08
        First Lien Term Loan, 11.00%, 7/28/12                                United States    1,729,323       1,737,209      0.15
    Nuance Communications Inc., Term Loan, 7.40%, 3/31/13                    United States      798,000         790,084      0.07
    SunGard Data Systems Inc., Term Loan, 7.66%, 2/11/13                     United States   12,214,620      12,282,289      1.08
                                                                                                         ------------------------
                                                                                                             15,715,952      1.38
                                                                                                         ------------------------

    PERSONNEL SERVICES
    Allied Security Holdings LLC, Term Loan D, 10.25%, 6/30/10               United States      905,152         907,442      0.08
    U.S. Investigations Services Inc.,
        Term Loan B, 7.92%, 10/14/12                                         United States    1,594,025       1,597,644      0.14
        Term Loan C, 7.92%, 10/14/12                                         United States    1,384,699       1,387,843      0.12
                                                                                                         ------------------------
                                                                                                              3,892,929      0.34
                                                                                                         ------------------------

    PUBLISHING: BOOKS/MAGAZINES
    Dex Media East LLC, Term Loan B, 6.66 - 7.00%, 5/08/09                   United States    2,202,533       2,203,128      0.19
    Dex Media West LLC,
        Term Loan B1, 6.67 - 7.00%, 3/09/10                                  United States    2,998,769       2,986,324      0.26
        Term Loan B2, 6.67 - 7.00%, 3/09/10                                  United States    3,547,883       3,533,159      0.31
    Primedia Inc., Term Loan B, 7.625%, 9/30/13                              United States      990,000         976,487      0.09
    R.H. Donnelley Inc.,
        Term Loan A-4, 6.46 - 6.76%, 12/31/09                                United States      886,999         883,389      0.08
        Term Loan D-2, 6.72 - 7.01%, 6/30/11                                 United States    7,374,242       7,352,562      0.64
                                                                                                         ------------------------
                                                                                                             17,935,049      1.57
                                                                                                         ------------------------

    PUBLISHING: NEWSPAPERS
  c Black Press Group Ltd., Term Loan B2, 9.75%, 8/02/13                        Canada          566,667         568,775      0.05
  c Black Press U.S. Partnership, Term Loan B1, 9.75%, 8/02/13               United States      933,333         936,805      0.08
    MediaNews Group Inc.,
        Term Loan B, 6.65%, 12/30/10                                         United States      908,820         896,842      0.08
      c Term Loan C, 9.00%, 6/30/13                                          United States    1,900,000       1,895,744      0.17
                                                                                                         ------------------------
                                                                                                              4,298,166      0.38
                                                                                                         ------------------------

    PULP & PAPER
    Boise Cascade LLC, Term Loan D, 7.125 - 7.25%, 10/28/11                  United States    2,243,456       2,248,796      0.20
    Georgia-Pacific Corp.,
        Second Lien Term Loan, 8.30%, 12/23/13                               United States    3,500,000       3,524,115      0.31
        Term Loan B, 7.30 - 7.499%, 12/20/12                                 United States   13,733,494      13,718,250      1.20
    NewPage Corp., Term Loan, 8.499%, 5/02/11                                United States    3,870,577       3,871,235      0.34
  c Verso Paper Holdings LLC, Term Loan B, 9.00%, 8/01/13                    United States    2,900,000       2,904,727      0.25
                                                                                                         ------------------------
                                                                                                             26,267,123      2.30
                                                                                                         ------------------------


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    RAILROADS
    Helm Financial Corp., Term Loan B, 7.66%, 7/08/11                        United States    1,239,827       1,251,233      0.11
    Kansas City Southern Railway Co., Term Loan B,
      6.97 - 7.25%, 4/28/13                                                  United States    2,154,208       2,152,808      0.19
    RailAmerica Transportation Corp.,
       Canadian Term Loan, 7.25%, 9/29/11                                       Canada           39,384          39,662        -- h
       U.S. Term Loan, 7.25%, 9/29/11                                        United States      333,171         335,516      0.03
                                                                                                         ------------------------
                                                                                                              3,779,219      0.33
                                                                                                         ------------------------

    REAL ESTATE DEVELOPMENT
    EH/Transeastern LLC (Technical Olympic USA), Term Loan B,
      7.75%, 7/29/08                                                         United States    2,500,000       2,511,000      0.22
    Kyle Acquisition Group,
       Term Loan B, 7.438%, 7/08/10                                          United States      684,017         686,288      0.06
       Term Loan C, 7.438%, 7/20/10                                          United States      715,983         717,873      0.06
    LandSource Communities Development LLC, Term Loan B, 7.875%, 3/31/10     United States    4,000,000       4,015,600      0.35
    London Arena and Waterfront Finance LLC, Term Loan A, 8.783%, 3/08/12    United States    1,396,500       1,406,666      0.13
    Mattamy Group, Term Loan B, 7.477%, 4/11/13                              United States    1,600,000       1,605,648      0.14
    November 2005 Land Investors LLC, (North Las Vegas), Term Loan B,
      8.249%, 5/31/11                                                        United States      598,500         598,877      0.05
    Pivotal Promontory LLC, Term Loan, 8.15%, 8/31/10                        United States      994,987         989,575      0.09
    Rhodes Cos. LLC, First Lien Term Loan, 8.749%, 11/21/10                  United States    2,312,500       2,316,917      0.20
    Standard Pacific Corp., Term Loan B, 6.671%, 5/05/13                     United States    1,800,000       1,777,032      0.16
    SunCal Master I LLC, Term Loan B, 8.70 - 8.74%, 1/19/10                  United States    2,139,250       2,136,469      0.19
    Yellowstone Club, Term Loan, 7.775%, 9/30/10                             United States    1,854,320       1,847,904      0.16
                                                                                                         ------------------------
                                                                                                             20,609,849      1.81
                                                                                                         ------------------------

    REAL ESTATE INVESTMENT TRUSTS
    Capital Automotive REIT, Term Loan B, 7.10%, 12/10/10                    United States   10,876,550      10,879,378      0.95
  c General Growth Properties Inc., Term Loan A-1, 6.65%, 2/24/10            United States    3,850,000       3,801,990      0.33
    Lion Gables Realty LP, Term Loan B, 7.10%, 9/30/06                       United States    1,007,147       1,007,520      0.09
    Macerich Co., Term Loan B, 6.875%, 4/25/10                               United States    3,500,000       3,498,495      0.31
    Maguire Properties Inc., Term Loan B, 7.106%, 3/15/10                    United States    2,082,222       2,082,035      0.18
    Newkirk Master LP, Term Loan B, 7.096%, 8/11/08                          United States    2,243,371       2,248,733      0.20
    Trizec Properties Inc., Term Loan B, 6.775%, 5/02/07                     United States    3,100,000       3,097,613      0.27
                                                                                                         ------------------------
                                                                                                             26,615,764      2.33
                                                                                                         ------------------------

    RECREATIONAL PRODUCTS
    Bombardier Recreational Products, Term Loan B, 8.24%, 6/28/13            United States    2,000,000       1,995,100      0.17
    Fender Musical Instruments, Term Loan B, 7.87%, 3/30/12                  United States    1,473,540       1,481,379      0.13
    Mega Bloks Inc., Term Loan B, 6.938 - 7.25%, 7/26/12                        Canada        2,079,000       2,086,984      0.18
    PlayPower Inc., Term Loan, 8.50%, 12/18/09                               United States      750,000         756,825      0.07
    True Temper Sports Inc., Term Loan, 8.03 - 10.25%, 3/15/11               United States    1,550,368       1,542,120      0.14
                                                                                                         ------------------------
                                                                                                              7,862,408      0.69
                                                                                                         ------------------------

    RESTAURANTS
    Arby's Restaurant Holdings LLC, Term Loan B, 7.735 - 7.749%,
      7/25/12                                                                United States    5,137,548       5,147,310      0.45
    Burger King Corp., Term Loan B1, 7.00%, 6/30/12                          United States    2,644,674       2,632,006      0.23
    Dominos Inc., Term Loan B, 6.875 - 7.00%, 6/25/10                        United States    1,850,849       1,849,461      0.16
    Jack In The Box Inc., Term Loan B, 6.61 - 7.01%, 1/08/11                 United States      957,634         961,004      0.09
                                                                                                         ------------------------
                                                                                                             10,589,781      0.93
                                                                                                         ------------------------

    SEMICONDUCTORS
    Fairchild Semiconductor Corp., Term Loan, 6.945 - 6.985%, 6/26/13        United States    1,960,188       1,962,226      0.17
                                                                                                         ------------------------


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    SERVICES TO THE HEALTH INDUSTRY
    Matria Healthcare Inc., Term Loan C, 7.439%, 1/19/07                     United States      619,231         618,476      0.05
    Per-Se Technologies Inc., Term Loan B, 7.68 - 7.75%, 12/14/12            United States    2,743,678       2,764,036      0.24
    Quintiles Transnational Corp., Term Loan B, 7.50%, 3/31/13               United States      997,500         995,794      0.09
                                                                                                         ------------------------
                                                                                                              4,378,306      0.38
                                                                                                         ------------------------

    SPECIALTY STORES
    J.Crew Operating Corp., Term Loan, 9.50%, 5/15/13                        United States      964,912         962,230      0.09
    Pantry Inc., Term Loan, 7.15%, 1/02/12                                   United States    1,522,074       1,530,795      0.13
    The Sports Authority Inc. (TSA Stores), Term Loan B, 7.749%,
      5/03/13                                                                United States    1,700,000       1,694,458      0.15
    Travelcenters of America Inc., Term Loan, 6.86 - 7.25%, 12/01/11         United States    3,781,000       3,802,174      0.33
                                                                                                         ------------------------
                                                                                                              7,989,657      0.70
                                                                                                         ------------------------

    SPECIALTY TELECOMMUNICATIONS
    D&E Communications Inc., Term Loan B, 7.21 - 9.25%, 12/31/11             United States    2,047,002       2,054,924      0.18
    Fairpoint Communications Inc., Term Loan B, 7.25%, 2/08/12               United States    7,000,000       7,005,530      0.61
    Iowa Telecommunications Services Inc., Term Loan B, 7.15 - 7.25%,
      11/23/11                                                               United States    5,250,000       5,276,670      0.46
    Madison River Capital LLC, Term Loan B-1, 7.73%, 7/29/12                 United States    3,000,000       2,999,970      0.26
    NTELOS Inc., Term Loan B-1, 7.65%, 8/24/11                               United States    5,885,133       5,884,662      0.52
  c Windstream Corp., Term Loan B, 9.00%, 7/17/13                            United States   15,700,000      15,682,259      1.38
                                                                                                         ------------------------
                                                                                                             38,904,015      3.41
                                                                                                         ------------------------

    TOBACCO
    Commonwealth Brands Inc., Term Loan B, 7.75%, 12/22/12                   United States    2,615,530       2,628,320      0.23
    Reynolds American Inc., Term Loan B, 7.188 - 7.313%, 5/31/12             United States    7,200,000       7,224,552      0.63
                                                                                                         ------------------------
                                                                                                              9,852,872      0.86
                                                                                                         ------------------------

    WHOLESALE DISTRIBUTORS
    Interline Brands,
        Delayed Draw Term Loan, 7.21 - 7.26%, 6/23/13                        United States    1,026,069       1,027,618      0.09
        Term Loan B, 7.26%, 6/23/13                                          United States      789,284         790,475      0.07
                                                                                                         ------------------------
                                                                                                              1,818,093      0.16
                                                                                                         ------------------------

    WIRELESS COMMUNICATIONS
    Nextel Partners Inc., Term Loan D, 6.85%, 5/31/12                        United States    5,989,736       5,971,947      0.52
                                                                                                         ------------------------

    TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,056,392,244)                                            1,055,498,332     92.52
                                                                                                         ------------------------


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

SHORT TERM INVESTMENT (COST $117,819,812)
REPURCHASE AGREEMENT                                                         United States  117,819,812     117,819,812     10.33
  i Joint Repurchase Agreement, 5.247%, 8/01/06 (Maturity Value
      $117,836,985)
    ABN AMRO Bank, N.V., New York Branch (Maturity Value
      $10,733,771)
    Banc of America Securities LLC (Maturity Value $10,733,771)
    Barclays Capital Inc. (Maturity Value $10,733,771)
    Bear, Stearns & Co. Inc. (Maturity Value $10,733,771)
    BNP Paribas Securities Corp. (Maturity Value $10,733,771)
    Deutsche Bank Securities Inc. (Maturity Value $10,733,771)
    Greenwich Capital Markets Inc. (Maturity Value $10,733,771)
    Lehman Brothers Inc. (Maturity Value $10,499,275)
    Merrill Lynch Government Securities Inc. (Maturity Value
      $10,733,771)
    Morgan Stanley & Co. Inc. (Maturity Value $10,733,771)
    UBS Securities LLC (Maturity Value $10,733,771)
        Collateralized by U.S. Government Agency Securities,
         2.625 - 7.00%, 8/15/06 - 5/15/13; j U.S. Government
         Agency Discount Notes, 9/22/06; U.S. Treasury Notes,
         2.375 - 4.875%, 1/15/11 - 4/05/11
                                                                                                        -------------------------


TOTAL INVESTMENTS (COST $1,174,212,056)                                                                   1,173,318,144    102.85
OTHER ASSETS, LESS LIABILITIES                                                                              (32,463,860)    (2.85)
                                                                                                        -------------------------
NET ASSETS                                                                                              $ 1,140,854,284    100.00
                                                                                                        =========================


a     The coupon rate shown represents the rate at period end.

b     See Note 1(d) regarding senior floating rate interests.

c See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e     See Note 10 regarding other considerations.

f     See Note 11 regarding fund litigation.

g     See Note 8 regarding unfunded loan commitments.

h     Rounds to less than 0.1% of net assets.

i     See Note 1(b) regarding joint repurchase agreement.

j     The security is traded on a discount basis with no stated coupon rate.


SELECTED PORTFOLIO ABBREVIATIONS
FRN Floating Rate Note
L/C Letters of Credit
REIT Real Estate Investment Trust


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

Assets:

 Investments in securities:

     Cost - Unaffiliated issuers                                                 $ 1,056,392,244

     Cost - Repurchase agreements                                                    117,819,812
                                                                                 ---------------

     Total cost of investments                                                   $ 1,174,212,056
                                                                                 ---------------


     Value - Unaffiliated issuers                                                  1,055,498,332

     Value - Repurchase agreements                                                   117,819,812
                                                                                 ---------------
     Total value of investments                                                    1,173,318,144

 Cash                                                                                  9,176,980

 Receivables:

     Investment securities sold                                                       10,866,507

     Capital shares sold                                                               6,495,633

     Interest                                                                          7,119,350

 Unrealized gain on unfunded loan commitments (Note 8)                                    54,821
                                                                                 ---------------

        Total assets                                                               1,207,031,435
                                                                                 ---------------
Liabilities:

 Payables:

     Investment securities purchased                                                  58,775,730

     Affiliates                                                                          510,883

     Distributions to shareholders                                                     6,548,970

 Accrued expenses and other liabilities                                                  341,568
                                                                                 ---------------

        Total liabilities                                                             66,177,151
                                                                                 ---------------

          Net assets, at value                                                   $ 1,140,854,284
                                                                                 ===============
Net assets consist of:

 Paid-in capital                                                                 $ 1,152,383,753

 Accumulated distributions in excess of net investment income                           (469,924)

 Net unrealized appreciation (depreciation)                                             (839,091)

 Accumulated net realized gain (loss)                                                (10,220,454)
                                                                                 ---------------

          Net assets, at value                                                   $ 1,140,854,284
                                                                                 ===============
Net asset value and maximum offering price per share ($1,140,854,284
  -:- 116,781,120 shares outstanding)                                            $          9.77
                                                                                 ===============

   The accompanying notes are an integral part of these financial statements.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2006

Investment income:

  Interest                                                                       $    69,847,505
                                                                                 ---------------
Expenses:

  Management fees (Note 3a)                                                            8,791,933

  Administrative fees (Note 3b)                                                        1,373,991

  Custodian fees (Note 4)                                                                 22,871

  Reports to shareholders                                                                  7,298

  Professional fees                                                                      104,639

  Other                                                                                   97,213
                                                                                 ---------------
       Total expenses                                                                 10,397,945

       Expense reductions (Note 4)                                                       (22,640)

       Expenses waived/paid by affiliate (Note 3d)                                    (3,780,771)
                                                                                 ---------------

           Net expenses                                                                6,594,534
                                                                                 ---------------

                Net investment income (loss)                                          63,252,971
                                                                                 ---------------
Realized and unrealized gains (losses):

  Net realized gain (loss) from investments                                              502,393

  Net change in unrealized appreciation (depreciation) on investments                 (8,914,543)
                                                                                 ---------------

Net realized and unrealized gain (loss)                                               (8,412,150)
                                                                                 ---------------

Net increase (decrease) in net assets resulting from operations                  $    54,840,821
                                                                                 ===============


   The accompanying notes are an integral part of these financial statements.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED JULY 31,
                                                                                     2006               2005
                                                                               ----------------------------------
Increase (decrease) in net assets:

     Operations:

       Net investment income                                                    $    63,252,971    $    39,821,846

       Net realized gain (loss) from investments                                        502,393         (1,104,671)

       Net change in unrealized appreciation (depreciation) on investments           (8,914,543)         2,318,139
                                                                                ----------------------------------

            Net increase (decrease) in net assets resulting from operations          54,840,821         41,035,314

     Distributions to shareholders from net investment income                       (63,744,758)       (40,252,180)

     Capital share transactions (Note 2)                                             28,625,266        362,363,109
                                                                                ----------------------------------
            Net increase (decrease) in net assets                                    19,721,329        363,146,243

Net assets:

     Beginning of year                                                            1,121,132,955        757,986,712
                                                                                ----------------------------------

     End of year                                                                $ 1,140,854,284    $ 1,121,132,955
                                                                                ==================================
Distributions in excess of net investment income included in net assets:

     End of year                                                                $      (469,924)   $      (440,677)
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (the Fund), which is organized as a partnership. The shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At July 31, 2006, all repurchase agreements held by the Fund had been entered into on that date.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

E. INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Net investment income is proportionately allocated to the partners daily and distributed monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each partner and will not be distributed. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At July 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                              YEAR ENDED JULY 31,
                                     2006                            2005
                          -------------------------------------------------------------
                            Shares          Amount          Shares          Amount
                          -------------------------------------------------------------
Shares sold                25,347,164    $ 248,905,074     45,298,765    $ 445,643,440
Shares redeemed           (22,428,878)    (220,279,808)    (8,473,583)     (83,280,331)
                          ============================================================
Net increase (decrease)     2,918,286    $  28,625,266     36,825,182    $ 362,363,109
                          ============================================================


3.  TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Entity                                                           Affiliation
---------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                               Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin/Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

      ANNUALIZED FEE
           RATE             NET ASSETS
-------------------------------------------------------------------------------
          0.150%            Up to and including $200 million
          0.135%            Over $200 million, up to and including $700 million
          0.100%            Over $700 million, up to and including $1.2 billion
          0.075%            In excess of $1.2 billion

C. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees as noted in the Statement of Operations. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

E. OTHER AFFILIATED TRANSACTIONS

At July 31, 2006, the shares of the Fund were owned by the following entities:

             ENTITY                                       SHARES
-------------------------------------------------------------------
Franklin Floating Rate Fund PLC                         116,761,120
Franklin Resources Inc.                                      10,000
Templeton Investment Counsel Inc.                            10,000
                                                        -----------
TOTAL                                                   116,781,120
                                                        ===========

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At July 31, 2006, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                                             $ 1,174,578,795
                                                                ===============

Unrealized appreciation                                         $     1,863,992
Unrealized depreciation                                              (3,124,643)
                                                                ---------------
Net unrealized appreciation (depreciation)                      $    (1,260,651)
                                                                ===============


Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2006, aggregated $830,441,104 and $798,427,198, respectively.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT RISK

The Fund has 86.30% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At July 31, 2006, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
--------------------------------------------------------------------------------
Affiliated Computer Services Inc., Additional Term Loan              $ 3,700,000

Allied Waste North America Inc., Revolver                              1,635,238

American Greetings Corp., Term Loan                                    1,000,000

Amsted Industries Inc., Delay Draw                                       500,000

Babcock and Wilcox Co., Delay Draw                                     3,400,000

Baker Tanks Inc., Delay Draw                                              80,357

CBRL Group (Cracker Barrel), Term Loan B2 (Delayed Draw)                 427,242

Conseco Inc., Revolver                                                 4,000,000

Hawaiian Telecom Communications Inc., Term Loan A                      1,450,000

LSP General Finance Co. LLC, Delay Draw                                   92,929

MEG Energy Corp., Delay Draw                                             600,000

Niska Gas Storage U.S. LLC (C/R Gas), Delay Draw                         407,273

Sealy Mattress Co., Revolver                                             750,000

VML US Finance LLC (Venetian Macau), Delay Draw                        2,766,667

W&T Offshore Inc., Term Loan B                                         1,200,000

WMG Acquisition Corp. (Warner Music), Revolver A                       3,427,333
                                                                     -----------
                                                                     $25,437,039


Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2006, the Fund made the following distributions:

  Payment Date             Amount Per Share
-------------------------------------------
     8/31/2005                    $0.040466
     9/30/2005                    $0.040654
    10/31/2005                    $0.044632
    11/30/2005                    $0.043318
    12/30/2005                    $0.046381
     1/31/2006                    $0.049234
     2/28/2006                    $0.045091
     3/31/2006                    $0.049378
     4/28/2006                    $0.050298
     5/31/2006                    $0.052204
     6/30/2006                    $0.051237
     7/31/2006                    $0.055975
-------------------------------------------
Total                             $0.568868

Daily distribution information is available at the registered office upon request.

10. OTHER CONSIDERATIONS

Directors or employees of Advisers, as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At July 31, 2006, such individuals serve in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.

11. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Advisers Inc., Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust. The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of fraudulent transfers. The reference of this adversary proceeding to the Bankruptcy Court has been withdrawn, and the matter is now pending in U.S. District Court (SDNY) before Judge Lawrence McKenna.

The Franklin defendants have not yet been required to respond to the complaint or to discovery, and other pending motions to dismiss have not been ruled upon. Thus, it is not possible to predict the lawsuit's outcome at this preliminary stage of the proceedings. However, management of the funds does not expect that the result will have a material adverse effect on the financial condition of the funds.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Trust did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The relevant funds recorded the settlement as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in September 2006. The Fund did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

13. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Trust's financial statements.


                                                                   Annual Report

FRANKLIN FLOATING RATE MASTER TRUST OF FRANKLIN FLOATING RATE MASTER SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF FRANKLIN FLOATING RATE MASTER TRUST AND SHAREHOLDERS OF FRANKLIN FLOATING RATE MASTER SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund"), a series of Franklin Floating Rate Master Trust, at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
SEPTEMBER 15, 2006



BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is appointed and qualified.


INDEPENDENT BOARD MEMBERS
-----------------------------------------------------------------
                                     NUMBER
                                     OF
                                     PORTFOLIOS
 NAME, YEAR                          IN FUND
OF BIRTH AND               LENGTH    COMPLEX         OTHER
   ADDRESS                 OF TIME   OVERSEEN    DIRECTORSHIPS
                POSITION    SERVED   BY BOARD        HELD
                                      MEMBER*
-----------------------------------------------------------------
Harris J.     Trustee      Since     139       Director, Bar-S
Ashton (1932)              1999                Foods (meat
One Franklin                                   packing company).
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------
S. Joseph        Trustee     Since     140            None
Fortunato                    1999
(1932)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------
Edith E.      Trustee      Since     135       Director, Hess
Holiday                    1999                Corporation
(1952)                                         (formerly,
One Franklin                                   Amerada Hess
Parkway                                        Corporation)
San Mateo,                                     (exploration and
CA 94403-1906                                  refining of oil
                                               and gas), H.J.
                                               Heinz Company
                                               (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad) and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (198-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------
Frank W.T.    Trustee      Since     114       Director, Center
LaHaye (1929)              1999                for Creative
One Franklin                                   Land Recycling
Parkway                                        (redevelopment).
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and
formerly, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------
Gordon S.     Trustee      Since     139       Director, Martek
Macklin                    1999                Biosciences
(1928)                                         Corporation,
One Franklin                                   MedImmune, Inc.
Parkway                                        (biotechnology),
San Mateo,                                     and
CA 94403-1906                                  Overstock.com
                                               (Internet
                                               services); and
                                               FORMERLY,
                                               Director, MCI
                                               Communication
                                               Corporation
                                               (subsequently
                                               known as MCI
                                               WorldCom, Inc.
                                               and WorldCom,
                                               Inc.)
                                               (communications
                                               services)
                                               (1988-2002),
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company)
                                               (1987-2004) and
                                               Spacehab, Inc.
                                               (aerospace
                                               services)
                                               (1994-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman,
White Mountains Insurance Group, Ltd. (holding company)
(2001-2004); Chairman, White River Corporation (financial
services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------
Frank A.      Trustee      Since     102       Director, Hess
Olson (1932)               2005                Corporation
One Franklin                                   (formerly,
Parkway                                        Amerada Hess
San Mateo,                                     Corporation)
CA 94403-1906                                  (exploration and
                                               refining of oil and gas) and
                                               Sentient Jet (private jet
                                               service); and FORMERLY, Director,
                                               Becton Dickinson and Company
                                               (medical technology), Cooper
                                               Industries, Inc. (electrical
                                               products and tools and hardware),
                                               Health Net, Inc. (formerly
                                               Foundation Health) (integrated
                                               managed care), The Hertz
                                               Corporation, Pacific Southwest
                                               Airlines, the RCA Corporation,
                                               Unicom (formerly, Commonwealth
                                               Edison), UAL Corporation
                                               (airlines) and White Mountains
                                               Insurance Group, Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Chairman Emeritus, The Hertz Corporation (car rental) ( since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
-----------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------------------------------
 NAME, YEAR     POSITION   LENGTH    NUMBER          OTHER
OF BIRTH AND              OF TIME      OF          DIRECTORSHIPS
 ADDRESS                   SERVED   PORTFOLIOS       HELD
                                     IN FUND
                                      COMPLEX
                                    OVERSEEN
                                      BY BOARD
                                      MEMBER*
-----------------------------------------------------------------
**Charles B.  Trustee and  Since     139       None
Johnson       Chairman of  1999
(1933)        the Board
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------
**Rupert H.   Trustee,     Trustee   123       None
Johnson, Jr.  President    and
(1940)        and Chief    President
One Franklin  Executive    since
Parkway       Officer      1999 and
San Mateo,    -Investment  Chief
CA 94403-1906 Management   Executive
                           Officer-
                           Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers,
Inc.; Senior Vice President, Franklin Advisory Services, LLC;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------
Mark          Vice         Since     Not       Not Applicable
Boyadjian     President    2003      Applicable
(1964)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Templeton Worldwide, Inc.; and officer of two of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------
Harmon E.     Vice         Since     Not       Not Applicable
Burns (1945)  President    1999      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; and officer and/or director or
trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment
companies in Franklin Templeton Investments.
-----------------------------------------------------------------
James M.      Chief        Chief        Not       Not Applicable
Davis         Compliance   Compliance Applicable
(1952)        Officer and  Officer
One Franklin  Vice         since
Parkway       President -  2004 and
San Mateo,    AML          Vice
CA 94403-1906 Compliance   President
                            - AML
                            Compliance
                            since
                            February
                            2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------
Laura         Treasurer    Since     Not       Not Applicable
Fergerson                  2004      Applicable
(1962)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------
Jimmy D.      Senior Vice   Since     Not Applicable  Not
Gambill       President     2002                      Applicable
(1947)        and Chief
500 East      Executive
Broward       Officer
Blvd.         -Finance and
Suite 2100    Administration
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice
President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
David P.      Vice         Since     Not       Not Applicable
Goss (1947)   President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton
Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Barbara J.    Vice         Since     Not       Not Applicable
Green (1947)  President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel,
LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 47 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------
Karen L.      Vice         Vice      Not       Not Applicable
Skidmore      President    President Applicable
(1952)        and          since
One Franklin  Secretary    March
Parkway                    2006
San Mateo,                 and
CA 94403-1906              Secretary
                           since
                           April
                           2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and officer of 31 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Craig S.      Vice         Since     Not       Not Applicable
Tyle (1960)   President    October   Applicable
One Franklin               2005
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin
Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman
& Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
-----------------------------------------------------------------
Galen G.      Chief        Since     Not       Not Applicable
Vetter (1951) Financial    2004      Applicable
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
-----------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.


Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included portfolio performance and financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Manager and its affiliates. In addition, information specifically furnished to the Trustees in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included in the additional material prepared specifically for the meeting was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including management's explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such information, the independent Trustees received assistance and met separately with independent counsel. The Fund Profitability Report and other additional material prepared by management were sent to each of the Trustees on February 3, 2006. Such material was reviewed and discussed by the independent Trustees among themselves and with Jeff Keil of Keil Fiduciary Strategies and was discussed in a telephonic conference call between management and the independent Trustees that took place February 15, 2006. Questions raised in such telephonic conference call were responded to by management and were discussed at a meeting of independent Trustees held prior to the Board meeting.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMIBLL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006